CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - Condensed Statements of Comprehensive Income (Loss) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Operating expenses
General and administrative expenses	¥ (737,775)	$ (103,913)	¥ (889,345)	¥ (881,498)
Operating loss	(951,917)	(134,075)	(1,426,185)	(1,462,972)
Gain on disposal				247,145
Other income, net	6,613	931	31,677	265,822
Interest expense	(64,283)	(9,055)	(89,058)	(142,751)
Foreign currency translation adjustments	(5,295)	(746)	17,085	(44,298)
Comprehensive income (loss)	(819,697)	(115,454)	(1,446,226)	217,609
Parent | Reportable legal entities
Operating expenses
General and administrative expenses	(52,260)	(7,364)	(40,747)	(44,897)
Operating loss	(52,260)	(7,364)	(40,747)	(44,897)
Share of losses of subsidiaries and VIEs and subsidiaries of VIEs	(727,236)	(102,428)	(1,371,524)	(2,826,751)
Gain on disposal				3,213,599
Other income, net			17,329
Interest expense	(34,906)	(4,916)	(68,369)	(80,044)
Net income (loss) attributable to ordinary shareholders	(814,402)	(114,708)	(1,463,311)	261,907
Other comprehensive (loss) income, net of tax of nil	0		0	0
Foreign currency translation adjustments	5,295	746	(17,085)	44,298
Comprehensive income (loss)	¥ (819,697)	$ (115,454)	¥ (1,446,226)	¥ 217,609